Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Common Stock [Member] CNY	Additional paid-in Capital [Member] USD ($)	Additional paid-in Capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY
Balance beginning at Dec. 31, 2007		1,486,484		2,874		1,362,942		41,333		68,248		11,087
Balance beginning, Shares at Dec. 31, 2007				70,487,385
Exercise of stock purchase right (Note 12)		1,990		8		1,982
Exercise of stock purchase right (Note 12), Shares				215,286
Exercise of stock option (Note 12)		4,152		17		4,135
Exercise of stock option (Note 12), Shares				510,124
Recognition of share-based compensation costs		24,844				24,844
Dividends distributed to noncontrolling interests		(2,850)										(2,850)
Net income		106,312								101,225		5,087
Appropriations to statutory reserves								8,661		(8,661)
Acquisition of a subsidiary		5,400										5,400
Establishment of a variable interest entity		349										349
Balance ending at Dec. 31, 2008		1,626,681		2,899		1,393,903		49,994		160,812		19,073
Balance ending, Shares at Dec. 31, 2008				71,212,795
Issuance of ordinary shares to Ctrip.com International, Ltd. (Note 11)		341,078		256		340,822
Issuance of ordinary shares to Ctrip.com International, Ltd. (Note 11), Shares				7,514,503
Exercise of stock purchase right (Note 12)		1,648		6		1,642
Exercise of stock purchase right (Note 12), Shares				188,824
Exercise of stock option (Note 12)		29,758		48		29,710
Exercise of stock option (Note 12), Shares				1,387,388
Recognition of share-based compensation costs		32,009				32,009
Dividends distributed to noncontrolling interests		(5,889)										(5,889)
Net income		260,460								256,003		4,457
Appropriations to statutory reserves								17,597		(17,597)
Acquisition of noncontrolling interests of a subsidiary		(4,176)										(4,176)
Balance ending at Dec. 31, 2009		2,281,569		3,209		1,798,086		67,591		399,218		13,465
Balance ending, Shares at Dec. 31, 2009				80,303,510
Exercise of stock purchase right (Note 12)		784		3		781
Exercise of stock purchase right (Note 12), Shares				75,000
Exercise of stock option (Note 12)		61,640		45		61,595
Exercise of stock option (Note 12), Shares				1,337,574
Recognition of share-based compensation costs		53,272				53,272
Dividends distributed to noncontrolling interests		(9,530)										(9,530)
Net income	55,545	366,608								359,499		7,109
Appropriations to statutory reserves								26,523		(26,523)
Balance ending at Dec. 31, 2010	$ 417,324	2,754,343	$ 493	3,257	$ 289,960	1,913,734	$ 14,260	94,114	$ 110,938	732,194	$ 1,673	11,044
Balance ending, Shares at Dec. 31, 2010			81,716,084